Fair Value Measurements	9 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

5. Fair Value Measurements

The following table sets forth the fair value of our financial assets and liabilities by level within the fair value hierarchy:

	December 31, 2017
	Level 1	Level 2	Level 3	Fair Value
	(in thousands)
Assets
Cash equivalents:
Money market funds	$52,312	$—	$—	$52,312

Total assets at fair value	$52,312	$—	$—	$52,312

	December 31, 2018
	Level 1	Level 2	Level 3	Fair Value
	(in thousands)
Assets
Cash equivalents:
Money market funds	$96,681	$—	$—	$96,681

Total assets at fair value	$96,681	$—	$—	$96,681

Liabilities
Other current liabilities—contingent consideration	$—	$—	$1,316	$1,316
Other noncurrent liabilities—contingent consideration	—	—	3,688	3,688

Total liabilities at fair value	$—	$—	$5,004	$5,004

	September 30, 2019
	Level 1	Level 2	Level 3	Fair Value
	(unaudited)
	(in thousands)
Assets
Cash equivalents:
Money market funds	$330,785	$—	$—	$330,785
Short-term investment:
Certificate of deposit	—	50,000	—	50,000

Total assets at fair value	$330,785	$50,000	$—	$380,785

Liabilities
Other current liabilities—contingent consideration	$—	$—	$5,336	$5,336
Other noncurrent liabilities—contingent consideration	—	—	2,663	2,663

Total liabilities at fair value	$—	$—	$7,999	$7,999

Cash, Cash Equivalents and Short-term Investment

Our valuation techniques used to measure the fair value of money market funds are derived from quoted prices in active markets for identical assets or liabilities. Short-term investment, which consists of a certificate of deposit with a maturity of 12 months or less, is classified as a Level 2 financial asset because it is valued using quoted market price and other observable inputs in active markets for identical securities.

Cash, cash equivalents and short-term investment were as follows (in thousands):

	December 31, 2018
	Adjusted Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Cash	$12,247	$—	$—	$12,247
Money market funds	96,681	—	—	96,681

Total cash and cash equivalents	$108,928	$—	$—	$108,928

	September 30, 2019
	Adjusted Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Cash	$19,035	$—	$—	$19,035
Money market funds	330,785	—	—	330,785

Total cash, and cash equivalents	$349,820	$—	$—	$349,820

Certificate of deposit	50,000	—	—	50,000

Total short-term investment	$50,000	$—	$—	$50,000

Total cash, cash equivalents and short-term investment	$399,820	$—	$—	$399,820

Contingent Consideration Liability

In connection with the Retrofit Acquisition in April 2018, we recorded a contingent consideration liability, which will be payable subject to the achievement of certain targets for 2018, 2019, and 2020. In connection with the myStrength Acquisition in February 2019, we recorded a contingent liability, which will be payable subject to the achievement of certain targets for 2019. The fair values of these contingent consideration liabilities were estimated with a Monte Carlo simulation model using Level 3 inputs, including projected qualified members, revenue volatility, and other market variables to assess the probability of us achieving the targets, and any subsequent changes in fair value are recorded in the consolidated statements of operations until settlement.

The following table sets forth the changes in our Level 3 financial liability during the year ended December 31, 2018 and during the nine months ended September 30, 2019 (unaudited):

	Year Ended December 31, 2018	Nine Months Ended September 30, 2019
		(unaudited)
	(in thousands)
Beginning balance	$—	$5,004
Contingent consideration recorded upon acquisition (Note 3)	6,204	3,300
Change in fair value of contingent consideration (Note 3)	(1,200)	1,011
Payment related to Retrofit contingent consideration (Note 3)	—	(1,316)

Ending balance	$5,004	$7,999